REPORTABLE SEGMENTS Q (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Reporting Information by Segment
Assets and liabilities by each of the reportable segments as of September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$8,442,765	$1,414,863	$1,665,088	$11,522,716
Total liabilities	$7,176,351	$660,573	$513,473	$8,350,397
Assets and liabilities by each of the reportable segments as of December 31, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Income and expenses by each of the reportable segments for the three months ended September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$28,397,744	$2,662	$1,465	$28,401,871
Gains / (losses) from operations	408,121	—	408,861	816,982
Revenues and gains / (losses) from operations	28,805,865	2,662	410,326	29,218,853

Transaction expenses	28,290,508	—	2,269	28,292,777
Impairment of digital assets	197,702	—	—	197,702
Compensation and benefits	57,945	218	26,885	85,048
Notes interest expense	—	—	14,415	14,415
Depreciation and amortization	3,812	—	3,585	7,397
Other expenses	21,778	430	55,061	77,269
Operating expenses	28,571,745	648	102,215	28,674,608

Unrealized gain / (loss) on notes payable – derivative	—	—	—	—
Other income / (expense), net	272	90	595	957
Total other income / (expense)	272	90	595	957

Net income / (loss) for the period, before taxes	$234,392	$2,104	$308,706	$545,202
Income tax benefit	—	—	40,145	40,145
Net income / (loss) for the period	$234,392	$2,104	$268,561	$505,057
Income and expenses by each of the reportable segments for the three months ended September 30, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,555,809	$—	$14,848	$8,570,657
Gains / (losses) from operations	71,158	—	70,475	141,633
Revenues and gains / (losses) from operations	8,626,967	—	85,323	8,712,290

Transaction expenses	8,509,752	—	26,383	8,536,135
Impairment of digital assets	47,931	—	60,535	108,466
Compensation and benefits	41,026	—	16,264	57,290
Notes interest expense	—	—	7,105	7,105
Depreciation and amortization	3,568	1,875	7,565	13,008
Other expenses	15,835	—	13,591	29,426
Operating expenses	8,618,112	1,875	131,443	8,751,430

Unrealized loss on notes payable - derivative	—	—	(2,858)	(2,858)
Other income / (expense), net	—	—	783	783
Total other income / (expense)	—	—	(2,075)	(2,075)

Net income / (loss) for the year, before taxes	$8,855	$(1,875)	$(48,195)	$(41,215)
Income tax expense / (benefit)	—	—	(7,885)	(7,885)
Net income / (loss) for the period	$8,855	$(1,875)	$(40,310)	$(33,330)
Income and expenses by each of the reportable segments for the nine months ended September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$50,025,018	$2,662	$11,952	$50,039,632
Gains / (losses) from operations	555,961	—	535,784	1,091,745
Revenues and gains / (losses) from operations	50,580,979	2,662	547,736	51,131,377

Transaction expenses	49,807,846	—	61,881	49,869,727
Impairment of digital assets	319,317	—	118,291	437,608
Compensation and benefits	142,118	1,481	63,371	206,970
Notes interest expense	—	—	42,726	42,726
Depreciation and amortization	10,927	1,251	15,290	27,468
Other expenses	65,657	815	161,590	228,062
Operating expenses	50,345,865	3,547	463,149	50,812,561

Unrealized gain / (loss) on notes payable – derivative	—	—	(35,544)	(35,544)
Other income / (expense), net	272	90	2,185	2,547
Total other income / (expense)	272	90	(33,359)	(32,997)

Net income / (loss) for the period, before taxes	$235,386	$(795)	$51,228	$285,819
Income tax expense / (benefit)	—	—	45,503	45,503
Net income / (loss) for the period	$235,386	$(795)	$5,725	$240,316
Income and expenses by each of the reportable segments for the nine months ended September 30, 2024 is as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$26,717,351	$—	$71,569	$26,788,920
Gains / (losses) from operations	135,043	—	481,461	616,504
Revenues and gains / (losses) from operations	26,852,394	—	553,030	27,405,424

Transaction expenses	26,583,046	—	76,015	26,659,061
Impairment of digital assets	67,198	—	123,741	190,939
Compensation and benefits	128,675	—	50,939	179,614
Notes interest expense	—	—	21,121	21,121
Depreciation and amortization	8,057	5,349	20,058	33,464
Other expenses	47,817	—	44,273	92,090
Operating expenses	26,834,793	5,349	336,147	27,176,289

Unrealized loss on notes payable - derivative	—	—	(15,144)	(15,144)
Other income / (expense), net	—	—	2,608	2,608
Total other income / (expense)	—	—	(12,536)	(12,536)

Net income / (loss) for the year, before taxes	$17,601	$(5,349)	$204,347	$216,599
Income tax expense / (benefit)	—	—	(12,602)	(12,602)
Net income / (loss) for the period	$17,601	$(5,349)	$216,949	$229,201